UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

IMPAC SECURED ASSETS CORP.

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

July 1, 2017 to September 30, 2017

Date of Report (Date of earliest event reported) July 1, 2017

Commission File Number of securitizer: 025-01055

Central Index Key Number of securitizer: 0001018905

Ron Morrison

(949) 475-3942
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02              Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

No activity to report pursuant to Rule 15Ga-1(c)(2)(i) or Rule 15Ga-1(2)(ii) for any quarterly or annual period from July 1, 2017 to and including September 30, 2017.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

IMPAC SECURED ASSETS CORP.

Date	November 13, 2017

/s/ Ron Morrison

Ron Morrison, Executive Vice President